LEASES - Supplemental balance sheet information (Details) ₽ in Millions, $ in Millions	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)
Operating leases
Operating lease right-of-use assets	₽ 36,245	$ 487.9	₽ 20,800
Operating lease liabilities - current (Note 4)	₽ 10,525	$ 141.7	₽ 8,620
Operating lease liabilities - current , Balance sheet location	Accounts payable, accrued and other liabilities	Accounts payable, accrued and other liabilities	Accounts payable, accrued and other liabilities
Operating lease liabilities - non-current	₽ 24,642	$ 331.7	₽ 12,830
Total operating lease liabilities	35,167	473.4	21,450
Finance leases
Finance lease liability, current (Note 4)	₽ 1,467	$ 19.7	₽ 321
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accounts Payable and Accrued Liabilities, Current	Accounts Payable and Accrued Liabilities, Current	Accounts Payable and Accrued Liabilities, Current
Finance lease liabilities - non-current	₽ 15,350	$ 206.6	₽ 3,387
Total finance lease liabilities	16,817	226.4
Finance lease asset
Finance leases
Finance lease liability, current (Note 4)	₽ 1,467	$ 19.7	₽ 321
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accounts Payable and Accrued Liabilities, Current	Accounts Payable and Accrued Liabilities, Current	Accounts Payable and Accrued Liabilities, Current
Finance lease liabilities - non-current	₽ 15,350	$ 206.6	₽ 3,387
Total finance lease liabilities	₽ 16,817	$ 226.3	₽ 3,708